DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI China A Inclusion Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 2.7%
Beijing Enlight Media Co. Ltd., Class A	6,800	$16,084
Beijing Kunlun Tech Co. Ltd., Class A	2,200	8,946
China Film Co. Ltd., Class A	3,500	7,675
China South Publishing & Media Group Co. Ltd., Class A	4,100	6,705
China United Network Communications Ltd., Class A	55,600	42,131
Chinese Universe Publishing and Media Group Co. Ltd., Class A	3,300	6,365
Focus Media Information Technology Co. Ltd., Class A	31,123	34,262
G-bits Network Technology Xiamen Co. Ltd., Class A	200	18,082
Giant Network Group Co. Ltd., Class A	3,300	9,969
Leo Group Co. Ltd., Class A	13,900	6,210
Mango Excellent Media Co. Ltd., Class A	3,700	38,355
NanJi E-Commerce Co. Ltd., Class A	5,400	14,609
Oriental Pearl Group Co. Ltd., Class A	7,597	11,824
Perfect World Co. Ltd., Class A	4,500	24,053
Wanda Film Holding Co. Ltd., Class A*	4,400	11,904
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,600	30,619
Youzu Interactive Co. Ltd., Class A	2,200	6,633
Zhejiang Century Huatong Group Co. Ltd., Class A*	16,220	26,216

(Cost $227,141)		320,642

Consumer Discretionary - 5.7%
BAIC BluePark New Energy Technology Co. Ltd., Class A*	7,200	6,780
BTG Hotels Group Co. Ltd., Class A	2,000	5,627
BYD Co. Ltd., Class A	4,098	50,857
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	600	14,507
China Tourism Group Duty Free Corp. Ltd., Class A	4,243	128,855
Chongqing Changan Automobile Co. Ltd., Class A*	8,900	15,216
Fuyao Glass Industry Group Co. Ltd., Class A	4,509	19,078
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,600	52,518
Haier Smart Home Co. Ltd., Class A	13,300	43,303
Hangzhou Robam Appliances Co. Ltd., Class A	2,300	13,097
Huayu Automotive Systems Co. Ltd., Class A	6,900	25,065
Joyoung Co. Ltd., Class A	1,400	9,014
Liaoning Cheng Da Co. Ltd., Class A	3,200	12,246
NavInfo Co. Ltd., Class A	4,400	10,561
Ningbo Joyson Electronic Corp., Class A	2,500	8,381
Ningbo Tuopu Group Co. Ltd., Class A	2,400	14,570
Offcn Education Technology Co. Ltd., Class A	3,500	18,248
Oppein Home Group, Inc., Class A	840	12,387
SAIC Motor Corp. Ltd., Class A	16,427	44,754
Shandong Linglong Tyre Co. Ltd., Class A	2,800	9,775
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,600	9,718
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	6,400	9,260
Shenzhen Overseas Chinese Town Co. Ltd., Class A	18,700	19,521
Songcheng Performance Development Co. Ltd., Class A	5,843	15,253
Suning.com Co. Ltd., Class A	19,964	28,711
Suofeiya Home Collection Co. Ltd., Class A	1,000	3,884
TCL Technology Group Corp., Class A	28,600	29,564
Weifu High-Technology Group Co. Ltd., Class A	1,500	5,458
Wuchan Zhongda Group Co. Ltd., Class A	12,400	8,853
Xiamen Intretech, Inc., Class A	900	7,740
Zhejiang Semir Garment Co. Ltd., Class A	5,200	5,838
Zhejiang Supor Co. Ltd., Class A	1,400	17,323
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A*	4,500	4,639

(Cost $475,074)		680,601

Consumer Staples - 18.0%
Angel Yeast Co. Ltd., Class A	1,900	19,280
Anhui Gujing Distillery Co. Ltd., Class A	800	30,177
Anhui Kouzi Distillery Co. Ltd., Class A	1,400	12,285
Beijing Dabeinong Technology Group Co. Ltd., Class A	9,000	14,941
Beijing Shunxin Agriculture Co. Ltd., Class A	1,600	17,579
Beijing Yanjing Brewery Co. Ltd., Class A	6,400	7,475
By-health Co. Ltd., Class A	3,200	11,461
C&S Paper Co. Ltd., Class A	2,500	8,950
Chacha Food Co. Ltd., Class A	1,100	11,122
Chongqing Brewery Co. Ltd., Class A	1,200	15,952
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,700	12,696
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,831	155,967
Fujian Sunner Development Co. Ltd., Class A	2,600	10,204
Guangdong Haid Group Co. Ltd., Class A	3,300	34,098
Heilongjiang Agriculture Co. Ltd., Class A	3,900	11,479
Henan Shuanghui Investment & Development Co. Ltd., Class A	5,800	53,773
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	13,013	79,684
Jiangsu King’s Luck Brewery JSC Ltd., Class A	3,000	23,863

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	3,224	66,413
Jiangxi Zhengbang Technology Co. Ltd., Class A	5,700	20,681
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	1,800	21,445
Juewei Food Co. Ltd., Class A	1,500	20,630
Kweichow Moutai Co. Ltd., Class A	2,700	704,255
Laobaixing Pharmacy Chain JSC, Class A	840	10,905
Luzhou Laojiao Co. Ltd., Class A	3,206	69,979
Muyuan Foodstuff Co. Ltd., Class A	8,347	107,001
New Hope Liuhe Co. Ltd., Class A	9,172	50,888
Proya Cosmetics Co. Ltd., Class A	400	10,488
Shanghai Jahwa United Co. Ltd., Class A	1,200	7,282
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,910	54,998
Sichuan Swellfun Co. Ltd., Class A	1,200	13,331
Toly Bread Co. Ltd., Class A	1,400	12,902
Tongwei Co. Ltd., Class A	8,500	30,281
Tsingtao Brewery Co. Ltd., Class A	1,300	16,581
Wens Foodstuffs Group Co. Ltd., Class A	13,544	48,804
Wuliangye Yibin Co. Ltd., Class A	8,554	299,739
Yifeng Pharmacy Chain Co. Ltd., Class A	1,320	19,427
Yonghui Superstores Co. Ltd., Class A	20,566	26,664
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	3,300	9,795

(Cost $953,922)		2,153,475

Energy - 1.6%
China Merchants Energy Shipping Co. Ltd., Class A	15,700	14,808
China Petroleum & Chemical Corp., Class A	54,850	32,273
China Shenhua Energy Co. Ltd., Class A	11,900	28,077
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	7,500	8,333
Guanghui Energy Co. Ltd., Class A*	12,800	5,438
Offshore Oil Engineering Co. Ltd., Class A	8,600	6,178
PetroChina Co. Ltd., Class A	44,035	28,482
Shaanxi Coal Industry Co. Ltd., Class A	19,199	22,789
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	6,600	6,071
Shanxi Meijin Energy Co. Ltd., Class A*	9,100	8,769
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	9,100	5,607
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	2,400	12,002
Yanzhou Coal Mining Co. Ltd., Class A	5,800	7,858

(Cost $219,015)		186,685

Financials - 21.4%
Agricultural Bank of China Ltd., Class A	160,817	75,370
Avic Capital Co. Ltd., Class A	20,110	14,769
Bank of Beijing Co. Ltd., Class A	46,114	32,789
Bank of Chengdu Co. Ltd., Class A	8,250	12,238
Bank of China Ltd., Class A	77,212	36,976
Bank of Communications Co. Ltd., Class A	86,338	59,625
Bank of Hangzhou Co. Ltd., Class A	13,440	25,412
Bank of Jiangsu Co. Ltd., Class A	24,461	22,928
Bank of Nanjing Co. Ltd., Class A	22,000	27,592
Bank of Ningbo Co. Ltd., Class A	13,050	67,640
Bank of Shanghai Co. Ltd., Class A	31,135	38,276
Caitong Securities Co. Ltd., Class A	8,200	17,432
Changjiang Securities Co. Ltd., Class A	12,100	15,069
China CITIC Bank Corp. Ltd., Class A	12,900	9,832
China Construction Bank Corp., Class A	20,600	18,648
China Everbright Bank Co. Ltd., Class A	85,231	47,785
China Galaxy Securities Co. Ltd., Class A	9,500	18,794
China Great Wall Securities Co. Ltd., Class A	3,900	7,932
China Life Insurance Co. Ltd., Class A	6,214	39,629
China Merchants Bank Co. Ltd., Class A	44,943	247,316
China Merchants Securities Co. Ltd., Class A*	16,031	50,440
China Minsheng Banking Corp. Ltd., Class A	76,471	61,966
China Pacific Insurance Group Co. Ltd., Class A	13,577	61,094
CITIC Securities Co. Ltd., Class A	23,055	107,042
CSC Financial Co. Ltd., Class A	5,800	44,263
Dongxing Securities Co. Ltd., Class A	6,300	12,280
East Money Information Co. Ltd., Class A	17,600	67,222
Everbright Securities Co. Ltd., Class A	8,837	28,282
First Capital Securities Co. Ltd., Class A	9,100	14,283
Founder Securities Co. Ltd., Class A*	17,100	21,896
GF Securities Co. Ltd., Class A	12,200	28,803
Guosen Securities Co. Ltd., Class A	9,100	18,614
Guotai Junan Securities Co. Ltd., Class A	16,651	47,018
Guoyuan Securities Co. Ltd., Class A	7,300	11,745
Haitong Securities Co. Ltd., Class A*	21,214	46,986
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,100	26,969
Huaan Securities Co. Ltd., Class A	8,400	11,038
Huatai Securities Co. Ltd., Class A	15,480	48,389
Huaxi Securities Co. Ltd., Class A	6,000	11,213
Huaxia Bank Co. Ltd., Class A	27,198	25,534
Hubei Biocause Pharmaceutical Co. Ltd., Class A	11,000	9,042
Industrial & Commercial Bank of China Ltd., Class A	116,333	84,246
Industrial Bank Co. Ltd., Class A	44,685	105,431
Industrial Securities Co. Ltd., Class A	15,300	18,362
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	5,700	7,090
Nanjing Securities Co. Ltd., Class A	7,500	16,184
New China Life Insurance Co. Ltd., Class A	4,364	38,134
Northeast Securities Co. Ltd., Class A	5,600	8,765
Orient Securities Co. Ltd., Class A	13,151	22,676

Pacific Securities Co. Ltd., Class A*	14,700	9,122
People’s Insurance Co. Group of China Ltd., Class A	12,800	13,493
Ping An Bank Co. Ltd., Class A	42,466	93,499
Ping An Insurance Group Co. of China Ltd., Class A	23,609	264,109
Postal Savings Bank of China Co. Ltd., Class A	24,200	16,324
Qingdao Rural Commercial Bank Corp., Class A	11,000	8,576
SDIC Capital Co. Ltd., Class A	8,100	17,952
Sealand Securities Co. Ltd., Class A	11,960	9,744
Shanghai Pudong Development Bank Co. Ltd., Class A	64,527	97,603
Shanxi Securities Co. Ltd., Class A	8,580	10,297
Shenwan Hongyuan Group Co. Ltd., Class A	47,195	38,863
Sinolink Securities Co. Ltd., Class A	6,700	15,221
SooChow Securities Co. Ltd., Class A	8,510	13,369
Southwest Securities Co. Ltd., Class A	13,200	10,812
Tianfeng Securities Co. Ltd., Class A	14,000	14,124
Western Securities Co. Ltd., Class A	7,900	11,257
Zheshang Securities Co. Ltd., Class A	7,300	15,859

(Cost $2,015,946)		2,551,283

Health Care - 11.4%
Aier Eye Hospital Group Co. Ltd., Class A	9,015	68,404
Apeloa Pharmaceutical Co. Ltd., Class A	2,000	8,308
Asymchem Laboratories Tianjin Co. Ltd., Class A	500	20,002
Autobio Diagnostics Co. Ltd., Class A	700	16,474
Beijing Tiantan Biological Products Corp. Ltd., Class A	2,640	16,316
Beijing Tongrentang Co. Ltd., Class A	3,100	13,442
Betta Pharmaceuticals Co. Ltd., Class A	900	17,193
BGI Genomics Co. Ltd., Class A	900	19,251
Changchun High & New Technology Industry Group, Inc., Class A	900	61,444
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	1,500	10,582
China National Accord Medicines Corp. Ltd., Class A	700	5,543
China National Medicines Corp. Ltd., Class A	1,400	9,163
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,375	9,883
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,500	69,063
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	2,060	11,549
Dong-E-E-Jiao Co. Ltd., Class A	1,300	8,775
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	3,000	14,240
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,000	15,722
Guangzhou Wondfo Biotech Co. Ltd., Class A	800	11,540
Hangzhou Tigermed Consulting Co. Ltd., Class A	850	13,899
Huadong Medicine Co. Ltd., Class A	3,960	16,166
Hualan Biological Engineering, Inc., Class A	3,840	32,294
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	1,800	6,360
Jafron Biomedical Co. Ltd., Class A	1,650	18,359
Jiangsu Hengrui Medicine Co. Ltd., Class A	11,514	159,484
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	2,100	11,286
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	2,200	5,576
Jinyu Bio-Technology Co. Ltd., Class A	2,400	10,092
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,200	11,952
Jointown Pharmaceutical Group Co. Ltd., Class A*	4,200	10,866
Lepu Medical Technology Beijing Co. Ltd., Class A	3,900	22,070
Livzon Pharmaceutical Group, Inc., Class A	1,400	10,936
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	8,432	21,618
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	1,730	12,430
Ovctek China, Inc., Class A	1,100	10,489
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	2,538	10,287
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,400	35,217
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,500	14,586
Shanghai RAAS Blood Products Co. Ltd., Class A	11,200	14,701
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	2,000	7,140
Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,400	40,472
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,200	109,998
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,900	10,461
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,400	10,015
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,100	11,198
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	6,200	5,133

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,800	9,973
Topchoice Medical Corp., Class A*	700	23,127
Walvax Biotechnology Co. Ltd., Class A*	3,300	30,595
Winning Health Technology Group Co. Ltd., Class A	4,810	14,888
WuXi AppTec Co. Ltd., Class A	4,480	71,892
Yifan Pharmaceutical Co. Ltd., Class A	2,700	11,818
Yunnan Baiyao Group Co. Ltd., Class A	2,670	45,107
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,296	47,657
Zhejiang Conba Pharmaceutical Co. Ltd., Class A*	6,300	5,206
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	3,520	22,546
Zhejiang NHU Co. Ltd., Class A	4,600	22,009
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	1,400	12,215

(Cost $765,514)		1,367,012

Industrials - 12.0%
AECC Aero-Engine Control Co. Ltd., Class A	2,200	6,964
AECC Aviation Power Co. Ltd., Class A	4,900	31,936
Air China Ltd., Class A	12,700	13,443
AVIC Aircraft Co. Ltd., Class A	5,600	19,786
AVIC Electromechanical Systems Co. Ltd., Class A	7,600	11,462
AVIC Shenyang Aircraft Co. Ltd., Class A	2,600	22,416
AVICOPTER PLC, Class A	1,500	12,527
Beijing New Building Materials PLC, Class A	3,900	18,677
Beijing Originwater Technology Co. Ltd., Class A	6,800	9,660
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	24,800	22,558
Bohai Leasing Co. Ltd., Class A*	13,200	5,550
Centre Testing International Group Co. Ltd., Class A	1,800	7,190
China Aerospace Times Electronics Co. Ltd., Class A	6,200	7,034
China Avionics Systems Co. Ltd., Class A	3,000	7,814
China Communications Construction Co. Ltd., Class A	9,700	11,259
China Eastern Airlines Corp. Ltd., Class A	21,200	15,631
China Gezhouba Group Co. Ltd., Class A	10,300	9,564
China Meheco Co. Ltd., Class A	2,200	5,091
China National Chemical Engineering Co. Ltd., Class A	11,300	9,668
China Railway Construction Corp. Ltd., Class A	24,494	31,936
China Railway Group Ltd., Class A	42,400	34,667
China Shipbuilding Industry Co. Ltd., Class A*	50,100	35,477
China Southern Airlines Co. Ltd., Class A*	19,500	16,684
China Spacesat Co. Ltd., Class A	2,700	15,556
China State Construction Engineering Corp. Ltd., Class A	90,811	68,150
Contemporary Amperex Technology Co. Ltd., Class A	5,100	153,652
COSCO SHIPPING Development Co. Ltd., Class A	11,800	3,652
COSCO SHIPPING Holdings Co. Ltd., Class A*	18,400	14,614
CRRC Corp. Ltd., Class A	51,644	44,186
Daqin Railway Co. Ltd., Class A	31,913	30,845
Dongfang Electric Corp. Ltd., Class A	6,300	9,207
Eve Energy Co. Ltd., Class A	4,062	29,066
Fangda Carbon New Material Co. Ltd., Class A*	8,373	8,227
Gotion High-tech Co. Ltd., Class A*	2,400	8,879
Guangzhou Baiyun International Airport Co. Ltd., Class A	4,800	10,666
Guocheng Mining Co. Ltd., Class A*	2,500	8,373
Hainan Airlines Holding Co. Ltd., Class A*	31,800	7,614
Hefei Meiya Optoelectronic Technology, Inc., Class A	1,300	11,075
Hongfa Technology Co. Ltd., Class A	1,500	10,223
Inner Mongolia First Machinery Group Co. Ltd., Class A	3,400	6,091
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,108	29,727
Jiangsu Zhongtian Technology Co. Ltd., Class A	6,500	10,724
Juneyao Airlines Co. Ltd., Class A	3,900	6,224
Metallurgical Corp. of China Ltd., Class A	39,214	16,146
Nanyang Topsec Technologies Group, Inc., Class A*	2,000	6,377
NARI Technology Co. Ltd., Class A	9,900	32,378
Power Construction Corp. of China Ltd., Class A	32,800	19,491
Sany Heavy Industry Co. Ltd., Class A	18,150	58,670
SF Holding Co. Ltd., Class A	6,300	78,277
Shanghai Construction Group Co. Ltd., Class A	19,500	9,054
Shanghai Electric Group Co. Ltd., Class A*	18,300	14,856
Shanghai International Airport Co. Ltd., Class A	2,195	24,485
Shanghai International Port Group Co. Ltd., Class A	19,400	12,576
Shanghai M&G Stationery, Inc., Class A	2,100	21,309
Shanghai Tunnel Engineering Co. Ltd., Class A	7,600	6,636
Shenzhen Airport Co. Ltd., Class A	4,800	6,455
Shenzhen Inovance Technology Co. Ltd., Class A	4,100	33,403

Siasun Robot & Automation Co. Ltd., Class A*	3,000	6,934
Sinotrans Ltd., Class A	9,600	5,130
Spring Airlines Co. Ltd., Class A	2,398	15,447
STO Express Co. Ltd., Class A	3,200	7,709
Sunwoda Electronic Co. Ltd., Class A	3,300	11,554
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	6,000	9,207
TBEA Co. Ltd., Class A	8,881	10,594
Weichai Power Co. Ltd., Class A	12,900	27,913
XCMG Construction Machinery Co. Ltd., Class A	16,449	14,914
Xiamen C & D, Inc., Class A	6,500	9,130
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	7,843	12,505
Yunda Holding Co. Ltd., Class A	4,810	14,593
Zhejiang Chint Electrics Co. Ltd., Class A	4,617	23,236
Zhejiang Dingli Machinery Co. Ltd., Class A	980	15,130
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,930	26,166
Zhejiang Weixing New Building Materials Co. Ltd., Class A	3,300	6,890
Zhengzhou Yutong Bus Co. Ltd., Class A	5,000	10,374
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A*	14,650	18,224

(Cost $1,068,669)		1,439,508

Information Technology - 14.0%
360 Security Technology, Inc., Class A	9,800	26,728
Accelink Technologies Co. Ltd., Class A	1,100	5,271
Addsino Co. Ltd., Class A	2,900	8,587
Aisino Corp., Class A	4,096	10,770
AVIC Jonhon Optronic Technology Co. Ltd., Class A	2,200	15,514
Beijing E-Hualu Information Technology Co. Ltd., Class A	1,440	8,214
Beijing Shiji Information Technology Co. Ltd., Class A	2,200	10,568
Beijing Sinnet Technology Co. Ltd., Class A	3,200	12,316
Beijing Thunisoft Corp. Ltd., Class A	1,300	5,003
BOE Technology Group Co. Ltd., Class A	72,302	58,060
Chaozhou Three-Circle Group Co. Ltd., Class A	3,758	15,352
China Greatwall Technology Group Co. Ltd., Class A	6,500	16,807
China National Software & Service Co. Ltd., Class A	1,200	17,317
China TransInfo Technology Co. Ltd., Class A	2,900	10,357
Dawning Information Industry Co. Ltd., Class A	2,840	18,738
DHC Software Co. Ltd., Class A	7,200	12,257
Fiberhome Telecommunication Technologies Co. Ltd., Class A	2,300	8,832
Foxconn Industrial Internet Co. Ltd., Class A	12,800	27,547
Fujian Star-net Communication Co. Ltd., Class A	1,300	5,592
GCL System Integration Technology Co. Ltd., Class A*	12,100	7,614
Gigadevice Semiconductor Beijing, Inc., Class A	980	28,549
Glodon Co. Ltd., Class A	1,200	12,208
GoerTek, Inc., Class A	6,977	41,857
GRG Banking Equipment Co. Ltd., Class A	5,100	10,417
Guangzhou Haige Communications Group, Inc. Co., Class A	5,200	10,037
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,400	20,457
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	20,300	110,908
Hangzhou Silan Microelectronics Co. Ltd., Class A	3,100	7,604
Hengtong Optic-electric Co. Ltd., Class A	4,300	10,265
Holitech Technology Co. Ltd., Class A	6,900	5,289
Huagong Tech Co. Ltd., Class A	1,800	6,399
Hubei Kaile Science & Technology Co. Ltd., Class A*	2,200	4,295
Hundsun Technologies, Inc., Class A	2,184	35,535
Iflytek Co. Ltd., Class A	5,034	27,701
Inspur Electronic Information Industry Co. Ltd., Class A	3,088	16,276
Lens Technology Co. Ltd., Class A	6,200	31,248
Leyard Optoelectronic Co. Ltd., Class A	6,800	6,831
Lingyi iTech Guangdong Co., Class A*	13,000	22,701
LONGi Green Energy Technology Co. Ltd., Class A	8,110	74,929
Luxshare Precision Industry Co. Ltd., Class A	14,833	119,112
Maxscend Microelectronics Co. Ltd., Class A	300	17,214
NAURA Technology Group Co. Ltd., Class A	1,200	32,290
Newland Digital Technology Co. Ltd., Class A	2,200	5,566
Ninestar Corp., Class A	2,400	12,800
OFILM Group Co. Ltd., Class A	6,300	17,394
Sanan Optoelectronics Co. Ltd., Class A	9,779	38,750
Sangfor Technologies, Inc., Class A	600	19,271
SG Micro Corp., Class A	300	12,490
Shanghai 2345 Network Holding Group Co. Ltd., Class A	13,746	6,061
Shanghai Baosight Software Co. Ltd., Class A	1,900	19,285
Shengyi Technology Co. Ltd., Class A	4,600	16,663
Shennan Circuits Co. Ltd., Class A	1,080	21,863
Shenzhen Goodix Technology Co. Ltd., Class A	1,000	26,127
Shenzhen Kaifa Technology Co. Ltd., Class A	3,300	12,262

Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	2,300	6,750
Shenzhen Sunway Communication Co. Ltd., Class A	2,400	21,732
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	3,800	15,418
Thunder Software Technology Co. Ltd., Class A	800	10,746
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,700	12,691
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	6,300	19,932
Tianma Microelectronics Co. Ltd., Class A	4,600	11,035
Tianshui Huatian Technology Co. Ltd., Class A	5,900	13,645
TongFu Microelectronics Co. Ltd., Class A*	2,200	7,648
Tunghsu Optoelectronic Technology Co. Ltd., Class A*	13,300	6,097
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,300	23,782
Unisplendour Corp. Ltd., Class A	5,908	28,293
Universal Scientific Industrial Shanghai Co. Ltd., Class A	2,900	9,904
Venustech Group, Inc., Class A	1,000	5,569
Visionox Technology, Inc., Class A*	3,100	7,242
Wangsu Science & Technology Co. Ltd., Class A	5,600	7,489
Westone Information Industry, Inc., Class A	1,900	6,092
Will Semiconductor Ltd., Class A	1,300	31,855
Wingtech Technology Co. Ltd., Class A	2,100	42,330
Wonders Information Co. Ltd., Class A*	2,300	8,916
Wuhan Guide Infrared Co. Ltd., Class A	3,510	19,664
Wuhu Token Science Co. Ltd., Class A	4,900	8,435
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,700	11,366
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,200	14,435
Wuxi Taiji Industry Co. Ltd., Class A	4,000	6,576
Yealink Network Technology Corp. Ltd., Class A	1,600	13,164
Yonyou Network Technology Co. Ltd., Class A	6,926	42,380
Zhejiang Dahua Technology Co. Ltd., Class A	6,800	22,696
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,600	9,893
Zhongji Innolight Co. Ltd., Class A	1,500	12,967
ZTE Corp., Class A	8,500	48,400

(Cost $1,052,155)		1,669,240

Materials - 7.1%
Aluminum Corp. of China Ltd., Class A*	30,008	13,845
Angang Steel Co. Ltd., Class A	9,790	3,845
Anhui Conch Cement Co. Ltd., Class A	8,664	77,050
Baoshan Iron & Steel Co. Ltd., Class A	40,457	29,180
BBMG Corp., Class A	19,100	9,203
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	3,200	28,005
China Jushi Co. Ltd., Class A	7,400	16,044
China Molybdenum Co. Ltd., Class A	38,600	24,121
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	8,593	15,494
Ganfeng Lithium Co. Ltd., Class A	2,400	17,699
GEM Co. Ltd., Class A	9,300	7,359
Guangdong HEC Technology Holding Co. Ltd., Class A*	6,500	6,150
Guangdong Hongda Blasting Co. Ltd., Class A	1,300	10,249
Hengli Petrochemical Co. Ltd., Class A	12,520	38,442
Hengyi Petrochemical Co. Ltd., Class A	8,260	15,015
Hesteel Co. Ltd., Class A*	24,700	8,006
Huaxin Cement Co. Ltd., Class A	3,300	13,471
Hunan Valin Steel Co. Ltd., Class A	14,000	9,954
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	93,700	15,869
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	18,995	25,958
Jiangsu Shagang Co. Ltd., Class A	4,800	8,340
Jiangsu Yangnong Chemical Co. Ltd., Class A	700	9,353
Jiangxi Copper Co. Ltd., Class A	4,844	11,047
Jinduicheng Molybdenum Co. Ltd., Class A	6,700	6,114
Lomon Billions Group Co. Ltd., Class A	3,200	10,965
Maanshan Iron & Steel Co. Ltd., Class A	13,600	5,580
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	19,200	6,111
Rongsheng Petro Chemical Co. Ltd., Class A	11,252	32,528
Sansteel Minguang Co. Ltd. Fujian, Class A	5,100	5,175
Shandong Gold Mining Co. Ltd., Class A	8,353	35,355
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,500	13,736
Shandong Nanshan Aluminum Co. Ltd., Class A	27,100	10,525
Shandong Sinocera Functional Material Co. Ltd., Class A	2,000	11,999
Shandong Sun Paper Industry JSC Ltd., Class A	5,500	11,210
Shanghai Putailai New Energy Technology Co. Ltd., Class A	900	13,014
Shanxi Taigang Stainless Steel Co. Ltd., Class A	12,100	6,466
Sinopec Shanghai Petrochemical Co. Ltd., Class A	12,670	6,456
Tangshan Jidong Cement Co. Ltd., Class A	3,100	8,111
Tianqi Lithium Corp., Class A*	3,190	10,573
Tongkun Group Co. Ltd., Class A	4,100	9,656

Tongling Nonferrous Metals Group Co. Ltd., Class A	17,000	5,684
Transfar Zhilian Co. Ltd., Class A	7,590	6,693
Wanhua Chemical Group Co. Ltd., Class A	6,800	72,764
Weihai Guangwei Composites Co. Ltd., Class A	1,300	14,805
Xiamen Tungsten Co. Ltd., Class A	3,300	7,083
Yintai Gold Co. Ltd., Class A	4,200	9,910
Yunnan Energy New Material Co. Ltd., Class A	1,800	20,554
Zhejiang Huayou Cobalt Co. Ltd., Class A*	2,232	13,087
Zhejiang Juhua Co. Ltd., Class A	6,100	6,234
Zhejiang Longsheng Group Co. Ltd., Class A	7,700	16,133
Zhongjin Gold Corp. Ltd., Class A	10,700	17,028
Zijin Mining Group Co. Ltd., Class A	41,697	43,772

(Cost $615,183)		851,020

Real Estate - 3.4%
Beijing Capital Development Co. Ltd., Class A	5,800	5,784
China Enterprise Co. Ltd., Class A	9,100	5,620
China Fortune Land Development Co. Ltd., Class A	8,502	20,854
China Merchants Property Operation & Service Co. Ltd., Class A	2,400	10,933
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	14,115	34,416
China Vanke Co. Ltd., Class A	21,196	84,392
Financial Street Holdings Co. Ltd., Class A	6,800	6,791
Gemdale Corp., Class A	9,522	19,908
Grandjoy Holdings Group Co. Ltd., Class A	5,400	4,312
Greenland Holdings Corp. Ltd., Class A	18,373	20,521
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	8,200	11,661
Jinke Properties Group Co. Ltd., Class A	10,600	15,817
Oceanwide Holdings Co. Ltd., Class A	8,100	4,872
Poly Developments and Holdings Group Co. Ltd., Class A	26,173	61,524
RiseSun Real Estate Development Co. Ltd., Class A	10,100	12,151
Seazen Holdings Co. Ltd., Class A	5,013	26,276
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	3,600	11,611
Sichuan Languang Development Co. Ltd., Class A	4,900	3,935
Xinhu Zhongbao Co. Ltd., Class A	20,000	10,279
Yango Group Co. Ltd., Class A	8,900	9,161
Youngor Group Co. Ltd., Class A	11,100	12,463
Zhongtian Financial Group Co. Ltd., Class A*	14,400	7,485

(Cost $347,646)		400,766

Chengdu Xingrong Environment Co. Ltd., Class A	7,700	5,936
China National Nuclear Power Co. Ltd., Class A	29,384	19,992
China Yangtze Power Co. Ltd., Class A	47,500	133,849
GD Power Development Co. Ltd., Class A	44,800	13,409
Huadian Power International Corp. Ltd., Class A	14,400	8,431
Huaneng Power International, Inc., Class A	16,400	13,193
Hubei Energy Group Co. Ltd., Class A	10,500	5,979
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	12,300	4,705
Luenmei Quantum Co. Ltd., Class A	3,300	6,524
SDIC Power Holdings Co. Ltd., Class A	14,595	19,306
Shanghai Electric Power Co. Ltd., Class A	5,100	5,607
Shenergy Co. Ltd., Class A	10,900	9,119
Shenzhen Energy Group Co. Ltd., Class A	8,400	7,027
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	13,752

(Cost $245,090)		266,829

TOTAL COMMON STOCKS (Cost $7,985,355)		11,887,061

EXCHANGE-TRADED FUNDS - 0.5%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b) (Cost $45,720)	1,550	54,777

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(c)(d) (Cost $76,285)	76,285	76,285

TOTAL INVESTMENTS - 100.6% (Cost $8,107,360)		$12,018,123
Other assets and liabilities, net - (0.6%)		(73,980)

NET ASSETS - 100.0%		$11,944,143

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
EXCHANGE-TRADED FUNDS - 0.5%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)
2,723	72,798	(29,737)	458	8,535	—	—	1,550	54,777
SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(c)(d)
2,613	73,672(e)	—	—	—	3	—	76,285	76,285
CASH EQUIVALENTS - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.06%(c)
339,973	4,933,059	(5,273,032)	—	—	38	—	—	—

345,309	5,079,529	(5,302,769)	458	8,535	41	—	77,835	131,062

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $73,861, which is 0.6% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$11,887,061	$—	$—	$11,887,061
Exchange-Traded Funds	54,777	—	—	54,777
Short-Term Investments(f)	76,285	—	—	76,285

TOTAL	$12,018,123	$—	$—	$12,018,123

(f)	See Schedule of Investments for additional detailed categorizations.